INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Benefit for income taxes	$ (3,682)	$ (3,118)	$ (2,618)	$ (3,482)	$ (2,466)	$ 5,312
Effective tax rate (as a percent)	23.40%	9.80%	23.70%	9.30%	(8.70%)	20.30%
Pretax income (loss)	$ (15,707)	$ (31,773)	$ (11,055)	$ (37,618)	$ 28,346	$ 26,153
Uncertain tax position liability	$ 1,200		$ 600	$ 539	$ 895	$ 986